Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 2,360	$ 1,773
Trade and other payables due to related parties	112	74
Non-trade payables and accrued expenses	2,277	2,114
Accounts payable and accrued liabilities	$ 4,749	$ 3,961